Share-Based Payments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Share-Based Payments
22	SHARE-BASED PAYMENTS
During

the years ended December 31, 2023 and December 31, 2022, the Group had the following share-based payment arrangements.
Performance Share Plan (equity-settled)
On August 26, 2021, the board of directors approved and adopted the Performance Share Plan (the “PSP”) which allows the Group to offer ordinary shares or ADSs to eligible employees, officers, consultants and directors (“participants”) who fulfil certain performance criteria. Under the PSP, the number of ordinary shares or ADSs awarded shall not exceed 5.0% of the total number of issued and outstanding shares of TDCX.
The number of shares granted is calculated in accordance with the performance-based formula. The formula rewards eligible participants to the extent of the Group’s and the individual’s achievement judged against the following measures:

(i)	Adjusted EBITDA

(ii)	Group employee satisfaction score

(iii)	Group customer satisfaction score

(iv)	Total shareholder return
The following represents the activity of the PSP awards during each period:

	2023	2022
Number of PSP awards
Outstanding at the beginning of the year	1,261,581	1,508,855
Granted during the year	66,879	4,106
Vested during the year	(222,945)	(134,474)
Forfeited during the year	(57,727)	(116,906)

Outstanding at the end of the year	1,047,788	1,261,581

The PSP awards will vest in
 several tranches and each tranche has its own performance conditions and vesting period. The weighted average fair value of the share awards at the grant date was US$4.32 (2022: US$7.14). The awards outstanding at the end of the year had a weighted average remaining contractual life of 1.42 years (2022: 1.15 years).
The fair value of the shares awards has been measured using a Monte Carlo simulation model.
The inputs into the model are as follows:

	2023	2022
Expected volatility	72.8%	34.8%
Expected term	0.32 to 3.32 years	0.54 to 2.54 years
Risk free rate	4.0% - 5.3%	4.0% - 4.3%
Expected dividend yield	Nil	Nil

Expected volatility was determined by calculating the historical volatility of the share prices of comparable companies over the previous four years. During

the year, the Group recognized an expense charge of S
$1.8
million for Tranche 2 (2022: S
$19.5
million) of the equity-settled share awards and
a
reversal of
S$7.2
million for Tranche 3 and S$3.7
million for Tranche 4 previously recognized as expenses. The reversal of Tranche 3 expense is due to the non-market-based vesting conditions not being met. The reversal of Tranche 4 expense is due to management’s assessment that the non-market-based vesting conditions would not be met.